Leases and subleases - Schedule of Quantitative Information About Right-of-use Assets and Lease Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at beginning of period	$ 8,061	$ 9,825
Depreciation	(1,764)	(1,764)	$ (1,979)
Balance at end of period	$ 6,297	$ 8,061	$ 9,825